PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 93.5% of Net Assets
	Aerospace & Defense – 1.5%
22,421	Moog, Inc., Class A	$1,818,792

	Banks – 11.9%
57,925	Atlantic Union Bankshares Corp.	2,157,417
37,950	Enterprise Financial Services Corp.	1,546,463
43,700	First Bancorp	1,568,830
85,325	First Financial Bancorp	2,088,329
52,350	First Merchants Corp.	1,970,192
26,950	Lakeland Financial Corp.	1,185,261
78,200	United Community Banks, Inc.	2,216,970
31,475	Webster Financial Corp.	1,475,233

		14,208,695

	Biotechnology – 1.1%
23,988	Emergent BioSolutions, Inc.(a)	1,254,093

	Capital Markets – 2.8%
20,950	LPL Financial Holdings, Inc.	1,715,805
96,000	Virtu Financial, Inc., Class A	1,570,560

		3,286,365

	Chemicals – 2.1%
245,550	Element Solutions, Inc.(a)	2,499,699

	Commercial Services & Supplies – 4.7%
50,550	Brady Corp., Class A	2,681,677
24,325	Brink’s Co. (The)	2,017,759
22,750	Casella Waste Systems, Inc., Class A(a)	976,885

		5,676,321

	Communications Equipment – 0.6%
96,600	Casa Systems, Inc.(a)	758,793

	Consumer Finance – 1.8%
19,500	FirstCash, Inc.	1,787,565
16,250	Green Dot Corp., Class A(a)	410,313

		2,197,878

	Diversified Consumer Services – 1.7%
52,618	Adtalem Global Education, Inc.(a)	2,004,220

	Electrical Equipment – 1.5%
136,425	GrafTech International Ltd.	1,746,240

	Electronic Equipment, Instruments & Components – 2.9%
29,580	Fabrinet(a)	1,547,034
10,535	Littelfuse, Inc.	1,867,961

		3,414,995

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 0.9%
136,375	Newpark Resources, Inc.(a)	$1,039,178

	Food & Staples Retailing – 2.3%
58,825	Performance Food Group Co.(a)	2,706,538

	Gas Utilities – 4.6%
32,025	Southwest Gas Holdings, Inc.	2,915,556
29,225	Spire, Inc.	2,549,589

		5,465,145

	Health Care Equipment & Supplies – 3.7%
31,925	Integra LifeSciences Holdings Corp.(a)	1,917,735
56,303	Lantheus Holdings, Inc.(a)	1,411,234
14,000	LivaNova PLC(a)	1,033,060

		4,362,029

	Health Care Providers & Services – 1.7%
35,325	AMN Healthcare Services, Inc.(a)	2,033,307

	Hotels, Restaurants & Leisure – 1.2%
17,000	Dunkin’ Brands Group, Inc.	1,349,120
6,400	Scientific Games Corp., Class A(a)	130,240

		1,479,360

	Insurance – 5.5%
65,650	Brown & Brown, Inc.	2,367,339
30,725	Mercury General Corp.	1,716,913
33,825	Selective Insurance Group, Inc.	2,543,302

		6,627,554

	IT Services – 6.0%
25,825	Booz Allen Hamilton Holding Corp.	1,834,092
16,755	CACI International, Inc., Class A(a)	3,874,761
55,825	Perspecta, Inc.	1,458,149

		7,167,002

	Life Sciences Tools & Services – 1.5%
18,575	PRA Health Sciences, Inc.(a)	1,843,197

	Machinery – 3.2%
23,025	Albany International Corp., Class A	2,075,934
35,825	Franklin Electric Co., Inc.	1,712,793

		3,788,727

	Media – 5.2%
65,500	Gray Television, Inc.(a)	1,068,960
25,775	Nexstar Media Group, Inc., Class A	2,637,040
162,200	TEGNA, Inc.	2,518,966

		6,224,966

	Oil, Gas & Consumable Fuels – 2.0%
153,175	Callon Petroleum Co.(a)	664,779

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
283,225	Kosmos Energy Ltd.	$1,767,324

		2,432,103

	Real Estate Management & Development – 1.4%
92,225	Cushman & Wakefield PLC(a)	1,708,929

	REITs – Health Care – 2.4%
28,668	Community Healthcare Trust, Inc.	1,277,159
89,665	Physicians Realty Trust	1,591,554

		2,868,713

	REITs – Office Property – 0.7%
53,325	Brandywine Realty Trust	807,874

	REITs – Storage – 1.2%
41,825	National Storage Affiliates Trust	1,395,700

	Road & Rail – 2.1%
22,400	Landstar System, Inc.	2,521,792

	Semiconductors & Semiconductor Equipment – 10.9%
26,050	Cabot Microelectronics Corp.	3,678,520
56,050	Entegris, Inc.	2,637,713
37,125	Lattice Semiconductor Corp.(a)	678,831
52,100	MaxLinear, Inc.(a)	1,165,998
45,875	Nova Measuring Instruments Ltd.(a)	1,457,449
6,925	Power Integrations, Inc.	626,228
86,650	Rambus, Inc.(a)	1,137,281
6,000	Silicon Laboratories, Inc.(a)	668,100
19,400	Versum Materials, Inc.	1,026,842

		13,076,962

	Software – 0.4%
5,050	CyberArk Software Ltd.(a)	504,091

	Specialty Retail – 2.0%
37,300	Aaron’s, Inc.	2,396,898

	Thrifts & Mortgage Finance – 2.0%
193,675	MGIC Investment Corp.	2,436,431

	Total Common Stocks (Identified Cost $101,039,409)	111,752,587

Exchange-Traded Funds – 4.8%
48,750	iShares® Russell 2000 Value Index ETF (Identified Cost $5,753,281)	5,821,237

Principal Amount	Description	Value (†)
Short-Term Investments – 2.5%
$2,995,898	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $2,995,989 on 10/01/2019 collateralized by $2,865,000 U.S. Treasury Note, 2.625% due 12/31/2025 valued at $3,056,929 including accrued interest(b) (Identified Cost $2,995,898)	$2,995,898

	Total Investments – 100.8% (Identified Cost $109,788,588)	120,569,722
	Other assets less liabilities – (0.8)%	(1,010,470)

	Net Assets – 100.0%	$119,559,252

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$111,752,587	$—	$—	$111,752,587
Exchange-Traded Funds	5,821,237	—	—	5,821,237
Short-Term Investments	—	2,995,898	—	2,995,898

Total	$117,573,824	$2,995,898	$—	$120,569,722

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2019 (Unaudited)

Banks	11.9%
Semiconductors & Semiconductor Equipment	10.9
IT Services	6.0
Insurance	5.5
Media	5.2
Commercial Services & Supplies	4.7
Gas Utilities	4.6
Health Care Equipment & Supplies	3.7
Machinery	3.2
Electronic Equipment, Instruments & Components	2.9
Capital Markets	2.8
REITs – Health Care	2.4
Food & Staples Retailing	2.3
Road & Rail	2.1
Chemicals	2.1
Thrifts & Mortgage Finance	2.0
Oil, Gas & Consumable Fuels	2.0
Specialty Retail	2.0
Other Investments, less than 2% each	17.2
Exchange-Traded Funds	4.8
Short-Term Investments	2.5

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%